Supplementary Information to Statement of Loss - Schedule of Employee Salaries and Benefits (Details) - CAD ($)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Exploration and evaluation expenses		$ 7,381,916	$ 3,574,342	$ 2,808,395
Total		470,530	445,219	845,695
Employees [Member]
Statement Line Items [Line Items]
Exploration and evaluation expenses		1,094,000	676,000	748,000
General and administration expenses	[1]	629,000	478,000	882,000
Total		$ 1,723,000	$ 1,154,000	$ 1,630,000

[1]	This amount includes salaries and benefits included in office and administration expenses (note 12(b)) as well as other expenses classified as general and administration expenses.